Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Common stocks: 94.72%
Brazil: 3.68%
Ambev SA (Consumer staples, Beverages)	65,900	$ 202,169
Americanas SA (Consumer discretionary, Internet & direct marketing retail)	23,300	47,414
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	15,100	46,470
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	101,000	247,763
Banco BTG Pactual SA (Financials, Capital markets)	13,200	64,024
Banco do Brasil SA (Financials, Banks)	23,500	159,766
Banco Santander Brasil SA (Financials, Banks)	8,400	44,773
BB Seguridade Participacoes SA (Financials, Insurance)	43,600	263,145
BRF SA (Consumer staples, Food products) †	1,400	2,541
CCR SA (Industrials, Transportation infrastructure)	32,500	73,964
Centrais Electricas Brasileiras SA (Utilities, Electric utilities)	12,700	116,248
Cia Siderurgica Nacional SA (Materials, Metals & mining)	5,100	14,270
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water utilities)	8,900	103,400
CPFL Energia SA (Utilities, Electric utilities)	12,500	84,066
Energisa SA (Utilities, Electric utilities)	8,800	73,444
Engie Brasil Energia SA (Utilities, Energy equipment & services)	4,000	30,447
Equatorial Energia SA (Utilities, Electric utilities)	5,300	28,137
Hypermarcas SA (Health care, Pharmaceuticals)	7,300	62,515
JBS SA (Consumer staples, Food products)	31,700	134,696
Klabin SA (Materials, Containers & packaging)	30,400	115,406
Localiza Rent A Car SA (Industrials, Road & rail)	10,060	116,509
Petróleo Brasileiro SA (Consumer discretionary, Specialty retail)	80,600	472,012
Raia Drogasil SA (Consumer staples, Food & staples retailing)	13,500	59,964
Rumo SA (Industrials, Road & rail)	3,600	13,500
Suzano Papel e Celulose SA (Materials, Paper & forest products)	18,100	185,383
Telefonica Brasil SA (Communication services, Diversified telecommunication services)	9,155	67,127
TIM SA (Communication services, Wireless telecommunication services)	24,100	60,374
Totvs SA (Information technology, Software)	1,400	8,326
Ultrapar Participacoes SA (Energy, Oil, gas & consumable fuels)	9,300	25,448
Vale SA (Materials, Metals & mining)	70,700	1,167,718
Vibra Energia SA (Consumer discretionary, Specialty retail)	37,300	118,814
WEG SA (Industrials, Electrical equipment)	14,300	107,470
		4,317,303
Chile: 0.46%
Banco de Chile (Financials, Banks)	1,490,683	141,033
Banco de Credito e Inversiones (Financials, Banks)	3,217	87,117
Banco Santander Chile SA (Financials, Banks)	2,325,698	90,416
Cencosud SA (Consumer staples, Food & staples retailing)	19,737	29,345
Empresas CMPC SA (Materials, Paper & forest products)	49,904	82,660
Empresas Copec SA (Energy, Oil, gas & consumable fuels)	8,470	59,200
Enel Chile SA (Utilities, Electric utilities)	668,994	30,427
Falabella SA (Consumer discretionary, Multiline retail)	11,044	19,719
		539,917
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  1

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: 29.55%
360 DigiTech Incorporated ADR Class A (Financials, Consumer finance)	522	$ 8,190
3SBio Incorporated (Health care, Biotechnology) 144A	143,500	152,227
A Living Services Company Limited Class H (Real estate, Real estate management & development) 144A	89,000	104,534
Agricultural Bank of China Limited Class H (Financials, Banks)	387,000	129,365
Airtac International Group (Industrials, Machinery)	4,000	124,070
Alibaba Group Holding Limited (Consumer discretionary, Internet & direct marketing retail) †	280,800	3,055,989
Aluminum Corporation of China Limited Class H (Materials, Metals & mining)	443,334	189,599
Amlogic Shanghai Company Limited (Industrials, Semiconductors & semiconductor equipment) †	6,493	69,072
Anhui Conch Cement Company Limited Class H (Materials, Construction materials)	47,500	173,011
Anhui Gujing Distillery Company Class B (Consumer staples, Beverages)	14,113	206,592
Anhui Kouzi Distillery Company Limited Class A (Consumer discretionary, Beverages)	8,400	55,613
Anhui Yingjia Distillery Company Limited Class A (Consumer staples, Beverages)	4,400	29,629
ANTA Sports Products Limited (Consumer discretionary, Textiles, apparel & luxury goods)	5,200	61,803
Apeloa Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	4,400	12,788
Asia Potash International Investment Guangzhou Company Limited (Materials, Chemicals) †	26,000	103,513
Baidu Incorporated Class A (Communication services, Interactive media & services) †	61,500	829,980
Bank of Chengdu Company Limited Class A (Financials, Banks)	26,800	57,926
Bank of China Limited Class H (Financials, Banks)	1,693,000	599,997
Bank of Communications Company Limited Class A (Financials, Banks)	35,900	23,761
Bank of Communications Company Limited Class H (Financials, Banks)	299,000	169,414
Bank of Jiangsu Company Limited Class A (Financials, Banks)	56,600	59,026
Bank of Nanjing Company Limited Class A (Financials, Banks)	33,000	47,972
BBMG Corporation (Materials, Building products)	51,200	19,195
Beijing Tongrentang Company Class A (Health care, Pharmaceuticals)	5,000	34,653
Beijing United Information Technology Company Limited Class A (Industrials, Trading companies & distributors)	190	2,756
Beijing Wantai Biological Pharmacy Enterprise Company Limited Class A (Health care, Biotechnology)	7,225	165,516
BGI Genomics Company Limited (Health care, Biotechnology)	4,222	35,850
Bilibili Incorporated (Communication services, Entertainment) †	3,900	67,356
Bloomage Biotechnology Company Limited (Health care, Biotechnology)	2,388	36,559
BYD Company Limited Class H (Consumer discretionary, Automobiles)	9,500	241,868
Cansino Biologics Incorporated Class H (Health care, Pharmaceuticals) 144A	1,600	20,555
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
CGN Power Company Limited H Shares (Utilities, Independent power & renewable electricity producers) 144A	611,000	$ 148,684
Chacha Food Company Limited Class A (Consumer staples, Food products)	7,100	46,575
China Cinda Asset Management Company Limited Class H (Financials, Capital markets)	1,298,000	170,761
China CITIC Bank Class H (Financials, Banks)	534,000	237,450
China Coal Energy Company Limited H Shares (Energy, Oil, gas & consumable fuels)	120,000	111,574
China Communications Services Corporation Limited H Shares (Industrials, Construction & engineering)	396,000	136,514
China Construction Bank Class A (Financials, Banks)	55,500	43,519
China Construction Bank Class H (Financials, Banks)	1,292,000	781,918
China Evergrande Group (Real estate, Real estate management & development) †	83,000	2,075
China Galaxy Securities Company Limited Class H (Financials, Capital markets)	413,500	205,959
China Hongqiao Group Limited (Materials, Metals & mining)	64,500	60,957
China International Capital Corporation Limited Class H (Financials, Capital markets) 144A	42,800	80,732
China Life Insurance Company Limited Class H (Financials, Insurance)	156,000	239,141
China Longyuan Power Group Corporation Class H (Utilities, Independent power & renewable electricity producers)	67,000	82,632
China Medical System Holding Limited (Health care, Pharmaceuticals)	45,000	65,909
China Meheco Group Limited (Health care, Health care equipment & supplies)	49,900	117,503
China Merchants Bank Company Limited Class H (Financials, Banks)	66,000	335,217
China Merchants Energy Class A (Energy, Oil, gas & consumable fuels)	7,000	6,461
China Molybdenum Company Limited Class H (Materials, Metals & mining)	186,000	87,137
China National Building Material Company Limited Class H (Materials, Construction materials)	148,000	131,963
China Oilfield Services Limited H Shares (Energy, Energy equipment & services)	72,000	91,020
China Petroleum & Chemical Corporation Class H (Energy, Oil, gas & consumable fuels)	496,000	234,159
China Railway Group Limited H Shares (Industrials, Construction & engineering)	427,000	241,020
China Resources Cement Holdings Limited (Materials, Construction materials)	78,000	42,339
China Resources Land Limited (Real estate, Real estate management & development)	40,000	185,797
China Resources Sanjiu Medical & Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	13,600	112,753
China Shenhua Energy Company Limited Class H (Energy, Oil, gas & consumable fuels)	93,500	289,799
China State Construction International Holdings (Industrials, Construction & engineering)	52,000	62,792
China Tourism Group (Consumer discretionary, Hotels, restaurants & leisure)	500	14,032
China Tower Corporation Limited H Shares (Communication services, Diversified telecommunication services) 144A	1,580,000	170,881
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  3

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
China Vanke Company Limited H Shares (Real estate, Real estate management & development)	38,100	$ 79,079
China Yangtze Power Company Limited Class A (Utilities, Independent power & renewable electricity producers)	38,700	115,182
China Zhenhua (Group) Science & Technology Company Limited Class A (Information technology, Electronic equipment, instruments & components)	800	12,881
Chinasoft International Limited (Information technology, IT services)	50,000	43,201
Chongqing Zhifei Biological Products Company Limited (Health care, Biotechnology)	7,500	95,912
CIFI Holdings Group Company Limited (Real estate, Real estate management & development)	2,306,400	356,728
CNNC Hua Yuan Titanium Class A (Materials, Chemicals)	12,400	12,200
COSCO Shipping Holdings Company Limited Class H (Industrials, Transportation infrastructure)	148,675	162,605
COSCO Shipping Ports Limited (Industrials, Transportation infrastructure)	112,000	85,038
CRRC Corporation Limited H Shares (Industrials, Machinery)	491,000	202,380
Da An Gene Company Limited of Sun Yat-Sen University Class A (Health care, Health care equipment & supplies)	78,540	198,481
Daqin Railway Company Limited Class A (Industrials, Transportation infrastructure)	80,200	77,093
DAQO New Energy Corporation ADR (Information technology, Semiconductors & semiconductor equipment) †	711	40,463
Dashenlin Pharmaceutical Company (Health care, Pharmaceuticals)	2,300	13,690
Dongfeng Motor Group Company Limited Class H (Consumer discretionary, Automobiles)	236,000	132,952
Dongyue Group (Materials, Chemicals)	33,000	36,948
ENN Energy Holdings Limited (Utilities, Gas utilities)	8,100	114,786
ENN Natural Gas Company Limited Class A (Utilities, Gas utilities)	4,300	11,218
Flat Glass Group Company Limited Class H (Information technology, Semiconductors & semiconductor equipment)	39,000	102,295
Fuyao Glass Industry Group Company Limited Class H (Consumer discretionary, Auto components) 144A	16,400	72,719
Ganfeng Lithium Company Limited Class H (Materials, Metals & mining) 144A	8,200	72,562
G-bits Network Technology (Xiamen) Company Limited Class A (Information technology, Software)	2,800	128,627
GCL System Integration Technology Company Limited (Energy, Independent power & renewable electricity producers) †	47,400	21,630
GD Power Development Company Limited Class A (Utilities, Independent power & renewable electricity producers) †	20,800	13,251
Geely Automobile Holdings Limited (Consumer discretionary, Automobiles)	24,000	35,866
Giant Network Group Company Limited Class A (Information technology, Software)	50,400	57,728
Great Wall Motor Company Limited Class H (Consumer discretionary, Automobiles)	88,500	131,424
Greentown China Holdings Limited (Real estate, Real estate management & development)	8,500	14,609
Guangzhou Automobile Group Company Limited Class H (Consumer discretionary, Automobiles)	264,400	191,190
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited Class A (Health care, Pharmaceuticals)	8,800	$ 36,317
Guangzhou Kingmed Diagnostics Group Company Limited Class A (Health care, Health care providers & services)	4,600	44,248
Guangzhou Shiyuan Electron Class A (Information technology, Electronic equipment, instruments & components)	1,000	8,647
Guangzhou Yuexiu Financial Class A (Financials, Capital markets)	27,200	24,593
Haier Smart Home Company Limited Class H (Consumer discretionary, Household durables)	54,400	181,052
Hangzhou First Applied Material Company Limited (Industrials, Building products)	220	1,860
Hangzhou Oxygen Plant Group Company Limited Class A (Industrials, Machinery)	9,600	55,903
Hangzhou Tigermed (Health care, Pharmaceuticals)	4,100	51,635
Hangzhou Tigermed Consulting Company Limited Class H (Health care, Health care providers & services) 144A	17,500	167,572
Heilongjiang Agriculture Company Limited Class A (Consumer staples, Food products)	33,800	69,509
Henan Shenhuo Coal + Power Class A (Materials, Metals & mining)	37,000	88,349
Henan Shuanghui Investment & Development Company Limited Class A (Consumer staples, Food products)	28,800	102,428
Hengan International Group Company Limited (Consumer staples, Personal products)	19,500	89,884
Hengyi Petrochemical Company Class A (Materials, Chemicals)	8,300	8,391
Hongfa Technology Company Limited Class A (Industrials, Machinery)	4,340	21,185
Huadian Power International Corporation Limited Class A (Utilities, Independent power & renewable electricity producers)	37,300	30,947
Huadong Medicine Company Limited (Health care, Pharmaceuticals)	16,500	95,769
Hualan Biological Engineering Incorporated Class A (Health care, Biotechnology)	15,300	44,157
Huaneng Power International Incorporated Class H (Utilities, Independent power & renewable electricity producers) †	217,334	101,057
Huatai Securities Company Limited H Shares (Financials, Capital markets) 144A	6,000	6,972
Huaxin Cement Company Limited Class A (Materials, Construction materials)	11,000	24,031
Hubei Xingfa Chemicals Group Company Limited Class A (Materials, Chemicals)	12,300	53,238
Humanwell Healthcare Group Company Limited (Health care, Pharmaceuticals)	11,200	35,392
IMEIK Technology Development Limited Class A (Health care, Biotechnology)	1,500	101,812
Industrial & Commercial Bank of China Limited Class H (Financials, Banks)	1,103,000	552,822
Inner Mongolia Yitai Coal Company Limited Class B (Energy, Oil, gas & consumable fuels)	147,200	218,437
Inner Mongolia Yuan Xing Energy Company Limited Class A (Materials, Chemicals)	68,700	78,975
Intco Medical Technology Company Limited Class A (Health care, Health care equipment & supplies)	9,960	34,621
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  5

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
Jason Furniture Hangzhou Company (Consumer discretionary, Household durables)	7,300	$ 36,882
JD Health International Incorporated (Consumer discretionary, Internet & direct marketing retail) 144A†	7,050	63,341
JD.com Incorporated Class A (Consumer discretionary, Internet & direct marketing retail)	43,385	1,238,545
Jiangsu Express Company Limited Class H (Industrials, Transportation infrastructure)	200,000	180,175
Jiangsu Yangnong Chemical Company Limited Class A (Materials, Chemicals)	4,500	66,989
Jiangsu Zhongtian Technologies Company Limited (Communication services, Communications equipment)	23,700	56,018
Jiangxi Copper Company Limited Class H (Materials, Metals & mining)	39,000	57,086
Jiangxi Special Electric Motor Company Limited (Consumer discretionary, Automobiles) †	29,800	86,245
Jiumaojiu International Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) 144A	36,000	92,440
Joincare Pharmaceutical Group Industry Company Limited Class A (Health care, Pharmaceuticals)	15,500	26,540
Jonjee Hi-Tech Industrial & Commercial Holding Company Limited Class A (Consumer staples, Food products)	26,500	137,912
Keda Industrial Group Company Class A (Industrials, Machinery)	23,100	52,249
Kuaishou Technology (Communication services, Media) 144A†	23,100	174,042
Kunlun Energy Company Limited (Utilities, Gas utilities)	148,000	114,825
Kweichow Moutai Company Limited Class A (Consumer staples, Beverages)	1,000	225,358
Lenovo Group Limited (Information technology, Technology hardware, storage & peripherals)	112,000	95,653
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	23,500	188,858
Livzon Pharmaceutical Group Incorporated Class A (Health care, Pharmaceuticals)	800	4,278
Longfor Properties Company Limited (Real estate, Real estate management & development) 144A	9,500	28,944
Luxi Chemical Group Company Limited Class A (Materials, Chemicals)	23,200	43,327
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) 144A†	70,800	1,526,239
Ming Yang Smart Energy Group Limited (Energy, Independent power & renewable electricity producers)	5,900	22,268
Minth Group Limited (Consumer discretionary, Auto components)	10,000	27,217
Montage Technology Company Limited Class A (Industrials, Electronic equipment, instruments & components)	658	6,261
Netease Incorporated (Communication services, Entertainment)	41,700	602,925
New Oriental Education & Technology Group Incorporated (Information technology, IT services) †	56,300	161,744
Ninbo Orient Wires & Cables Company Limited (Industrials, Electrical equipment)	10,800	108,359
Nongfu Spring Company Limited Class H (Consumer staples, Beverages) 144A	23,600	137,741
North Industries Group Red Arrow Company Limited Class A (Industrials, Machinery)	27,800	84,210
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
Orient Overseas (International) Limited (Industrials, Marine)	11,500	$ 218,515
Pangang Group Vanadium Titanium and Resources Company Limited Class A (Materials, Metals & mining) †	95,000	72,677
Parade Technologies Limited (Information technology, Semiconductors & semiconductor equipment)	9,000	236,197
People's Insurance Company Group of China Limited Class H (Financials, Insurance)	850,000	286,853
Perfect World Company Limited Class A (Information technology, Software)	40,200	77,703
PetroChina Company Limited Class H (Energy, Oil, gas & consumable fuels)	522,000	237,527
Pharmaron Beijing Company Limited Class H (Health care, Life sciences tools & services) 144A	32,050	185,435
PICC Property & Casualty Company Limited Class H (Financials, Insurance)	248,000	251,251
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	2,550	209,202
Ping An Insurance Group Company Class H (Financials, Insurance)	78,000	481,572
Postal Savings Bank of China Company Limited Class H (Financials, Banks) 144A	207,000	125,188
Proya Cosmetics Company Limited (Consumer discretionary, Specialty retail)	2,840	67,696
Qinghai Salt Lake Industry Class A (Materials, Chemicals) †	5,000	17,894
Sany Heavy Equipment International Holdings Company Limited (Industrials, Machinery)	38,000	40,672
Seazen Group Limited (Real estate, Real estate management & development) †	460,000	209,376
Shandong Buchang Pharmaceuticals Company Limited Class A (Health care, Biotechnology)	24,400	77,750
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	4,400	6,449
Shanghai Baosight Software Company Limited Class A (Information technology, Software)	243	1,347
Shanghai Baosight Software Company Limited Class B (Information technology, Software)	98,417	297,093
Shanghai Lujiazui Finance & Trade Zone Development Company Limited (Real estate, Real estate management & development)	228,561	183,753
Shanghai Medicilon Incorporated Class A (Health care, Life sciences tools & services)	4,516	135,035
Shanghai Pharmaceuticals Holding Company Limited Class A (Health care, Health care providers & services)	27,900	75,840
Shanghai Pharmaceuticals Holding Company Limited Class H (Health care, Health care providers & services)	15,900	26,513
Shanghai Raas Blood Products Company Limited Class A (Health care, Biotechnology)	12,600	9,833
Shenzhen Kangtai Biologica Class A (Health care, Biotechnology)	2,300	11,189
Shenzhen New Industries Biomedical Engineering Company Limited Class A (Health care, Health care equipment & supplies)	2,800	19,376
Shijiazhuang Yiling Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	15,900	100,990
Sichuan Hebang Biotechnology Company Limited Class A (Materials, Chemicals)	129,100	57,773
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  7

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
Sichuan Kelun Pharmaceutical Company Limited Class A (Health care, Pharmaceuticals)	18,200	$ 60,426
Sieyuan Electric Company Limited Class A (Industrials, Electrical equipment)	6,900	36,813
Sinomine Resource Group Company Class A (Materials, Metals & mining)	1,400	15,538
Sinopec Shanghai Petrochemical Company Limited Class A (Materials, Chemicals)	36,400	16,861
Sinopharm Group Company Limited Class H (Health care, Health care providers & services)	92,000	218,262
Songcheng Performance Development Company Limited (Industrials, Professional services)	8,500	17,149
Sunny Optical Technology Group Company Limited (Information technology, Electronic equipment, instruments & components)	2,800	33,334
Suzhou Dongshan Precision Manufacturing Company Limited (Industrials, Electronic equipment, instruments & components)	12,600	46,130
Suzhou TA&A Ultra Clean Technology Company Limited Class A (Consumer discretionary, Textiles, apparel & luxury goods)	1,400	12,105
Tebian Electric Apparatus Stock Company Limited Class A (Industrials, Electrical equipment)	14,300	43,511
Tencent Holdings Limited (Communication services, Interactive media & services)	114,300	4,322,402
Thunder Software Technology Company Limited Class A (Industrials, Commercial services & supplies)	3,900	63,386
Tianqi Lithium Corporation Class A (Materials, Chemicals) †	3,200	41,229
Tibet Summit Resources Company Limited Class A (Materials, Metals & mining) †	4,400	14,324
Tingyi Holding Corporation (Consumer staples, Food products)	48,000	78,506
Titan Wind Energy (Suzhou) Company Limited Class A (Industrials, Electrical equipment)	22,000	44,040
Toly Bread Company Limited (Consumer staples, Food products)	8,300	15,257
Tongcheng-Elong Holdings Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,800	6,096
Tongfu Microelectronic Company Class A (Information technology, Semiconductors & semiconductor equipment) †	6,400	15,725
Topsports International Holdings Limited (Consumer discretionary, Specialty retail) 144A	187,000	120,080
TravelSky Technology Limited Class H (Information technology, IT services)	54,000	109,716
Tsingtao Brewery Company Limited (Consumer staples, Beverages)	3,500	50,001
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	12,000	113,598
Uni-President China Holdings Limited (Consumer staples, Food products)	92,000	80,754
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	9,918	110,586
Want Want China Holdings Limited (Consumer staples, Food products)	180,000	122,185
Weibo Corporation ADR (Communication services, Interactive media & services) †	1,227	19,558
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
Weichai Power Company Limited Class H (Industrials, Machinery)	102,000	$ 135,712
Wuhu Sanqi Interactive Entertainment Network Technology Group Company Limited Class A (Consumer discretionary, Auto components)	61,400	154,295
WUS Printed Circuit (Kunshan) Company Limited (Industrials, Electronic equipment, instruments & components)	24,500	44,047
WuXi AppTec Company Limited (Health care, Life sciences tools & services) 144A	12,636	127,414
Wuxi Biologics (Cayman) Incorporated (Health care, Life sciences tools & services) 144A†	45,500	298,195
Xiamen Faratronic Company Limited Class A (Information technology, Electronic equipment, instruments & components)	900	20,083
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	22,800	30,893
Xinjiang Goldwind Science & Technology Company Limited (Industrials, Electrical equipment)	18,800	20,376
Xinyi Solar Holdings Limited (Information technology, Semiconductors & semiconductor equipment)	28,000	32,855
Xtep International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	92,000	105,748
Yadea Group Holdings Limited (Consumer discretionary, Automobiles) 144A	48,000	91,065
Yangzhou Yangjie Technology Company Limited (Industrials, Electronic equipment, instruments & components)	2,800	22,545
Yanzhou Coal Mining Company Limited Class H (Energy, Oil, gas & consumable fuels)	54,000	181,316
Yifeng Pharmacy Chain Company Limited Class A (Consumer staples, Food & staples retailing)	2,500	22,897
Yintai Gold Company Limited Class A (Materials, Metals & mining)	11,300	22,797
Yongxing Special Materials Technology Company Limited Class A (Industrials, Construction materials)	1,100	16,434
Youngor Group Company Limited (Real estate, Real estate management & development)	85,800	77,754
YTO Express Group Company Limited Class A (Industrials, Air freight & logistics)	36,700	100,138
Yum China Holdings Incorporated (Consumer discretionary, Hotels, restaurants & leisure)	7,143	393,722
Yunnan Aluminium Company Limited Class A (Materials, Metals & mining)	11,800	17,854
Yunnan Tin Company Group Limited Class A (Materials, Metals & mining)	2,400	4,596
Yunnan Yuntianhua Company Class A (Materials, Chemicals) †	27,200	81,341
Zhejiang Century Huatong Group (Information technology, IT services) †	47,600	26,433
Zhejiang China Commodities City Group Company Limited Class A (Real estate, Real estate management & development)	39,200	24,435
Zhejiang Expressway Company Limited Class H (Industrials, Transportation infrastructure)	238,000	177,729
Zhejiang Juhua Company Limited Class A (Materials, Chemicals)	15,900	37,704
Zhejiang NHU Company Limited (Health care, Biotechnology)	1,776	4,933
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  9

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
China: (continued)
Zhejiang Orient Gene Biotech Company Limited (Health care, Biotechnology)	19,616	$ 324,853
Zhejiang Supor Company Limited Class A (Consumer discretionary, Household durables)	8,600	55,562
Zhejiang Weixing New Building Materials Company Limited (Materials, Construction materials)	7,500	22,898
Zhongsheng Group Holdings Limited (Consumer discretionary, Specialty retail)	2,000	10,318
Zhuzhou CRRC Times Electric Limited Class A (Industrials, Machinery)	2,278	17,951
Zhuzhou CSR Times Electric Company Limited Class H (Industrials, Electrical equipment)	22,000	102,217
Zijin Mining Group Company Limited Class H (Materials, Metals & mining)	140,000	185,817
ZTE Corporation Class H (Information technology, Communications equipment)	20,600	45,130
		34,621,192
Colombia: 0.14%
Bancolombia SA (Financials, Banks)	20,548	170,240
Czech Republic: 0.19%
CEZ AS (Utilities, Electric utilities)	2,081	71,511
Moneta Money Bank (Financials, Banks)	48,448	149,023
		220,534
Egypt: 0.07%
Commercial International Bank ADR (Financials, Banks)	65,185	85,718
Greece: 0.73%
Eurobank Ergasias SA (Financials, Banks) †	132,435	152,736
FF Group (Consumer discretionary, Textiles, apparel & luxury goods) †	3,820	0
Hellenic Telecommunications Organization SA (Communication services, Diversified telecommunication services)	9,414	145,631
Jumbo SA (Consumer discretionary, Specialty retail)	10,266	163,959
Mytilineos Holdings SA (Industrials, Industrial conglomerates)	4,787	90,325
National Bank of Greece SA (Financials, Banks) †	32,179	132,385
OPAP SA (Consumer discretionary, Hotels, restaurants & leisure)	12,055	166,919
		851,955
Hong Kong: 1.61%
Bosideng International Holdings Limited (Consumer discretionary, Textiles, apparel & luxury goods)	70,000	34,878
BYD Electronic International Company Limited (Information technology, Communications equipment)	20,500	68,340
China Everbright International Limited (Industrials, Commercial services & supplies)	20,000	9,254
China Mengniu Dairy Company Limited (Consumer staples, Food products)	5,334	23,991
China Merchants Port Holdings Company Limited (Industrials, Transportation infrastructure)	102,000	148,882
See accompanying notes to portfolio of investments

10  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Hong Kong: (continued)
China Overseas Land & Investment Limited (Real estate, Real estate management & development)	66,500	$ 181,713
China Overseas Property Holding Limited (Real estate, Real estate management & development)	195,000	217,388
China Power International Development Limited (Utilities, Independent power & renewable electricity producers)	48,000	18,674
China Resources Beer Holdings Company Limited (Consumer staples, Beverages)	8,000	55,434
China Resources Power Holdings Company (Utilities, Independent power & renewable electricity producers)	16,000	29,826
China Traditional Chinese Medicine Holdings Company Limited (Health care, Pharmaceuticals)	264,000	132,365
CITIC Pacific Limited (Industrials, Industrial conglomerates)	42,000	43,057
CSPC Pharmaceutical Group Limited (Health care, Pharmaceuticals)	122,000	157,175
Far East Horizon Limited (Financials, Diversified financial services)	46,000	35,005
GDS Holdings Limited Class A (Information technology, IT services) †	8,200	15,725
Haitian International Holdings Limited (Industrials, Machinery)	13,000	33,888
Kingboard Chemicals Holdings Limited (Information technology, Electronic equipment, instruments & components)	46,500	153,936
Kingboard Laminates Holdings Limited (Information technology, Electronic equipment, instruments & components)	123,000	129,873
MMG Limited (Materials, Metals & mining) †	164,000	43,162
Sino Biopharmaceutical Limited (Health care, Pharmaceuticals)	65,000	38,479
Sinotruk Hong Kong Limited (Industrials, Machinery)	131,500	172,602
Wharf Holdings Limited (Real estate, Real estate management & development)	21,000	56,814
Yuexiu Property Company Limited (Real estate, Real estate management & development)	63,400	80,467
		1,880,928
Hungary: 0.23%
MOL Hungarian Oil & Gas plc (Energy, Oil, gas & consumable fuels)	17,711	128,217
OTP Bank plc (Financials, Banks)	776	21,396
Richter Gedeon (Health care, Pharmaceuticals)	5,608	120,641
		270,254
India: 14.04%
ACC Limited (Materials, Construction materials)	2,056	64,969
Adani Enterprises Limited (Industrials, Trading companies & distributors)	2,377	114,968
Adani Gas Limited (Utilities, Gas utilities)	4,069	183,170
Adani Ports & Special Economic Zone Limited (Industrials, Transportation infrastructure)	4,527	49,256
Adani Power Limited (Utilities, Independent power & renewable electricity producers) †	44,957	184,635
Adani Transmissions Limited (Utilities, Electric utilities) †	3,753	135,269
Apollo Hospitals Enterprise Limited (Health care, Health care providers & services)	1,958	114,248
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  11

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
India: (continued)
Asian Paints Limited (Materials, Chemicals)	5,078	$ 198,211
AU Small Finance Bank Limited (Financials, Banks) 144A	9,126	72,312
Aurobindo Pharma Limited (Health care, Pharmaceuticals)	13,964	80,675
Avenue Supermarts Limited (Consumer staples, Food & staples retailing) 144A†	2,495	124,155
Axis Bank Limited (Financials, Banks)	41,124	457,143
Bajaj Auto Limited (Consumer discretionary, Automobiles)	4,074	187,943
Bajaj Finance Limited (Financials, Consumer finance)	3,167	263,263
BAJAJ Finserv Limited (Financials, Diversified financial services)	3,524	71,008
Bandhan Bank Limited (Financials, Banks) 144A†	26,350	77,418
Bharat Electronics Limited (Industrials, Aerospace & defense)	128,915	167,425
Bharat Forge Limited (Consumer discretionary, Auto components)	2,800	29,695
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	31,961	334,001
Biocon Limited (Health care, Biotechnology)	5,678	19,781
Britannia Industries Limited (Consumer staples, Food products)	3,438	184,551
Cholamandalam Investment & Finance Company Limited (Financials, Consumer finance)	15,105	133,314
Cipla India Limited (Health care, Pharmaceuticals)	12,061	169,682
Coal India Limited (Materials, Metals & mining)	49,782	140,281
Colgate-Palmolive Company India Limited (Consumer staples, Personal products)	11,126	223,147
Container Corporation of India Limited (Industrials, Transportation infrastructure)	15,004	143,064
Dabur India Limited (Consumer staples, Personal products)	8,042	58,332
Divi's Laboratories Limited (Health care, Life sciences tools & services)	3,969	166,776
DLF Limited (Real estate, Real estate management & development)	1,272	6,327
Dr. Reddy's Laboratories Limited (Health care, Pharmaceuticals)	1,253	69,293
Eicher Motors Limited (Consumer discretionary, Automobiles)	2,767	118,675
Gail India Limited (Utilities, Gas utilities)	88,490	103,734
Godrej Consumer Products Limited (Consumer staples, Personal products) †	4,049	44,013
Grasim Industries Limited (Industrials, Industrial conglomerates)	1,657	35,870
Havells India Limited (Industrials, Electrical equipment)	4,210	65,073
HCL Technologies Limited (Information technology, IT services)	21,678	300,903
Hero Motorcorp Limited (Consumer discretionary, Automobiles)	6,522	229,418
Hindalco Industries Limited (Materials, Metals & mining)	27,071	151,870
Hindustan Petroleum Corporation Limited (Energy, Oil, gas & consumable fuels)	24,904	73,497
Hindustan Unilever Limited (Consumer staples, Personal products)	13,415	443,192
ICICI Bank Limited (Financials, Banks)	88,151	1,032,831
Indian Oil Corporation Limited (Energy, Oil, gas & consumable fuels)	18,162	17,186
Indian Railway Catering & Tourism Corporation (Industrials, Commercial services & supplies)	845	7,672
See accompanying notes to portfolio of investments

12  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
India: (continued)
Info Edge India Limited (Communication services, Interactive media & services)	2,239	$ 110,986
Infosys Limited (Information technology, IT services)	62,028	1,260,776
ITC Limited (Consumer staples, Tobacco)	82,443	345,364
Jindal Steel & Power Limited (Materials, Metals & mining)	31,290	207,983
JSW Steel Limited (Materials, Metals & mining)	6,527	59,947
Jubilant Foodworks Limited (Consumer discretionary, Hotels, restaurants & leisure)	1,640	11,106
Kotak Mahindra Bank Limited (Financials, Banks)	8,026	192,475
Larsen & Toubro Infotech Limited (Information technology, IT services) 144A	870	52,331
Larsen & Toubro Limited (Industrials, Construction & engineering)	9,475	242,160
Mahindra & Mahindra Limited (Consumer discretionary, Automobiles)	24,225	389,705
Marico Limited (Consumer staples, Food products)	11,196	69,887
Maruti Suzuki India Limited (Consumer discretionary, Automobiles)	2,410	266,474
Mphasis Limited (Information technology, IT services)	3,753	94,059
MRF Limited (Consumer discretionary, Auto components)	58	66,912
Nestle India Limited (Consumer staples, Food products)	714	177,295
NTPC Limited (Utilities, Independent power & renewable electricity producers)	131,841	279,350
Oil & Natural Gas Corporation Limited (Energy, Oil, gas & consumable fuels)	68,037	119,212
Page Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	345	201,606
Petronet LNG Limited (Energy, Oil, gas & consumable fuels)	30,085	78,906
PI Industries Limited (Materials, Chemicals)	2,095	90,420
Pidilite Industries Limited (Materials, Chemicals)	1,542	52,206
Power Grid Corporation of India Limited (Utilities, Electric utilities)	119,679	330,208
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	45,849	1,542,246
SBI Life Insurance Company Limited (Financials, Insurance) 144A	5,868	92,570
Shriram Transport Finance Company Limited (Financials, Consumer finance)	3,203	53,314
Siemens India Limited (Industrials, Industrial conglomerates)	1,423	48,671
SRF Limited (Materials, Chemicals)	2,451	71,583
State Bank of India (Financials, Banks)	40,476	300,848
Sun Pharmaceutical Industries Limited (Health care, Pharmaceuticals)	16,019	206,566
Tata Consultancy Services Limited (Information technology, IT services)	15,197	638,205
Tata Elxsi Limited (Information technology, Software)	2,973	259,197
Tata Motors Limited (Consumer discretionary, Automobiles) †	40,447	220,515
Tata Power Company Limited (Utilities, Electric utilities)	26,723	74,242
Tata Steel Limited (Materials, Metals & mining)	179,274	239,967
Tata Tea Limited (Consumer staples, Food products)	3,909	39,376
Tech Mahindra Limited (Information technology, IT services)	17,437	232,694
Titan Industries Limited (Consumer discretionary, Textiles, apparel & luxury goods)	5,199	170,628
Torrent Pharmaceuticals Limited (Health care, Pharmaceuticals)	5,113	104,454
United Spirits Limited (Consumer staples, Beverages) †	2,114	24,323
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  13

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
India: (continued)
UPL Limited (Materials, Chemicals)	4,156	$ 40,492
Vedanta Limited (Materials, Metals & mining)	41,485	156,832
Wipro Limited (Information technology, IT services)	18,371	93,062
Yes Bank Limited (Financials, Banks) †	1,367,196	289,027
		16,446,426
Indonesia: 2.10%
PT Adaro Energy Tbk (Energy, Oil, gas & consumable fuels)	525,700	130,096
PT Aneka Tambang Tbk (Materials, Metals & mining)	128,300	16,340
PT Astra International Tbk (Consumer discretionary, Automobiles)	535,800	207,300
PT Bank Central Asia Tbk (Financials, Banks)	834,700	495,877
PT Bank Mandiri Persero Tbk (Financials, Banks)	385,400	259,976
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	269,100	170,472
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,087,400	345,916
PT Charoen Pokphand Indonesia Tbk (Consumer staples, Food products)	49,600	18,003
PT Hanson International Tbk (Real estate, Real estate management & development) †	10,045,000	0
PT Indofood Sukses Makmur Tbk (Consumer staples, Food products)	200,900	82,495
PT Kalbe Farma Tbk (Health care, Pharmaceuticals)	1,000,000	131,999
PT Semen Gresik Persero Tbk (Materials, Construction materials)	17,500	8,494
PT Sumber Alfaria Trijaya Tbk (Consumer staples, Food & staples retailing)	1,029,800	203,041
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	1,086,200	280,212
PT Unilever Indonesia Tbk (Consumer staples, Household products)	176,800	54,039
PT United Tractors Tbk (Energy, Oil, gas & consumable fuels)	29,500	58,025
		2,462,285
Kuwait: 1.25%
Boubyan Bank (Financials, Banks)	4,329	11,912
Gulf Bank (Financials, Banks)	187,364	207,286
Kuwait Finance House (Financials, Banks)	129,606	367,438
Mabanee Company KPSC (Real estate, Real estate management & development)	44,858	129,221
Mobile Telecommunications Company (Communication services, Wireless telecommunication services)	90,288	172,818
National Bank of Kuwait (Financials, Banks)	157,923	577,812
		1,466,487
Malaysia: 2.44%
AMMB Holdings Bhd (Financials, Banks)	284,600	267,903
CIMB Group Holdings Bhd (Financials, Banks)	153,100	200,254
Digi.com Bhd (Communication services, Wireless telecommunication services)	49,100	44,330
Genting Bhd (Consumer discretionary, Hotels, restaurants & leisure)	68,400	68,475
Genting Malaysia Bhd (Consumer discretionary, Hotels, restaurants & leisure)	70,200	42,351
Hartalega Holdings Bhd (Health care, Health care equipment & supplies)	350,900	137,266
See accompanying notes to portfolio of investments

14  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Malaysia: (continued)
Hong Leong Bank Bhd (Financials, Banks)	28,600	$ 134,414
Hong Leong Financial Group Bhd (Financials, Banks)	31,067	129,637
IOI Corporation Bhd (Consumer staples, Food products)	176,300	151,962
Kuala Lumpur Kepong Bhd (Consumer staples, Food products)	23,400	110,148
Malayan Banking Bhd (Financials, Banks)	104,500	203,116
Maxis Bhd (Communication services, Wireless telecommunication services)	25,700	22,273
Petronas Chemicals Group Bhd (Materials, Chemicals)	57,400	110,613
Petronas Dagangan Bhd (Energy, Oil, gas & consumable fuels)	10,000	53,468
Petronas Gas Bhd (Utilities, Gas utilities)	19,700	74,415
PPB Group Bhd (Consumer staples, Food products)	5,900	22,869
Public Bank Bhd (Financials, Banks)	308,800	313,175
RHB Bank Bhd (Financials, Banks)	105,300	133,388
Sime Darby Bhd (Industrials, Industrial conglomerates)	258,800	125,546
Sime Darby Plantation Bhd (Consumer staples, Food products)	144,500	138,604
Supermax Corporation Bhd (Health care, Health care equipment & supplies)	1	0
Telecom Malaysia Bhd (Communication services, Diversified telecommunication services)	120,800	152,692
Tenaga Nasional Bhd (Utilities, Electric utilities)	23,400	49,632
Top Glove Corporation Bhd (Health care, Health care equipment & supplies)	848,950	167,117
		2,853,648
Mexico: 2.48%
Alfa SAB de CV Class A (Industrials, Industrial conglomerates)	248,300	173,735
America Movil SAB de CV Series L (Communication services, Wireless telecommunication services)	488,923	475,138
Arca Continental SAB de CV (Consumer staples, Beverages)	12,500	104,048
Cemex SAB de CV Series CPO (Materials, Construction materials) †	39,300	17,965
Coca-Cola Femsa SAB de CV (Consumer staples, Beverages)	28,620	195,596
Fomento Economico Mexicano SAB de CV (Consumer staples, Beverages)	15,200	121,307
Gruma SAB de CV Class B (Consumer staples, Food products)	8,085	100,092
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation infrastructure)	12,000	194,914
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation infrastructure)	6,660	165,171
Grupo Bimbo SAB de CV Series A (Consumer staples, Food products)	26,500	112,447
Grupo Financiero Banorte SAB de CV (Financials, Banks)	43,300	347,518
Grupo Financiero Inbursa SAB de CV (Financials, Banks) †	96,700	182,334
Grupo Mexico SAB de CV Series B (Materials, Metals & mining)	43,100	175,358
Operadora De Sites REIT (Communication services, Diversified telecommunication services)	15,100	16,764
Orbia Advance Corporation SAB de CV (Materials, Chemicals)	38,200	74,840
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  15

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Mexico: (continued)
Promotora y Operadora de Infraestructura SAB de CV (Industrials, Transportation infrastructure)	15,135	$ 134,186
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	78,639	310,782
		2,902,195
Peru: 0.30%
Credicorp Limited (Financials, Banks)	2,295	352,403
Philippines: 1.31%
Aboitiz Equity Ventures Incorporated (Industrials, Industrial conglomerates)	59,930	63,856
AC Energy Corporation (Utilities, Independent power & renewable electricity producers)	5,790	731
Ayala Corporation (Industrials, Industrial conglomerates)	1,900	23,592
Bank of the Philippine Islands (Financials, Banks)	101,110	189,969
BDO Unibank Incorporated (Financials, Banks)	92,170	213,329
Energy Development Corporation (Utilities, Independent power & renewable electricity producers) ♦†	231,800	0
GT Capital Holdings Incorporated (Industrials, Industrial conglomerates)	12,713	99,077
International Container Terminal Services Incorporated (Industrials, Transportation infrastructure)	35,970	130,967
Jollibee Foods Corporation (Consumer discretionary, Hotels, restaurants & leisure)	51,070	222,083
Manila Electric Company (Utilities, Electric utilities)	11,300	56,037
Metro Pacific Investments Corporation (Financials, Diversified financial services)	177,100	10,834
Metropolitan Bank & Trust Company (Financials, Banks)	223,707	227,954
PLDT Incorporated (Communication services, Wireless telecommunication services)	5,305	164,939
SM Prime Holdings Incorporated (Real estate, Real estate management & development)	84,500	54,777
Universal Robina Corporation (Consumer staples, Food products)	33,590	79,136
		1,537,281
Poland: 1.03%
Allegro SA (Consumer discretionary, Internet & direct marketing retail) †	40,245	205,816
Bank Pekao SA (Financials, Banks)	9,148	174,984
CD Projekt SA (Communication services, Entertainment)	1,027	30,602
Cyfrowy Polsat SA (Communication services, Media)	5,482	22,985
Dino Polska SA (Consumer staples, Food & staples retailing) †	1,294	106,352
KGHM Polska Miedz SA (Materials, Metals & mining)	3,376	89,368
Orange Polska SA (Communication services, Diversified telecommunication services)	61,388	87,613
PGE SA (Utilities, Electric utilities) †	107,618	157,325
PKO Bank Polski SA (Financials, Banks)	18,769	121,120
Polski Koncern Naftowy Orlen SA (Energy, Oil, gas & consumable fuels)	1,926	28,349
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	14,233	101,890
Santander Bank Polska SA (Financials, Banks)	1,215	75,714
		1,202,118
See accompanying notes to portfolio of investments

16  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Russia: 0.00%
Alrosa PJSC (Acquired 5-6-2021, cost $1,726,284) (Materials, Metals & mining) ♦†>	52,390	$ 0
Gazprom PJSC (Acquired 1/29/2019, cost $384,585) (Energy, Oil, gas & consumable fuels) ♦†>	143,160	0
Inter Rao Ues PJSC (Acquired 5/7/2020, cost $59,563) (Utilities, Electric utilities) ♦†>	862,002	0
Lukoil PJSC (Acquired 3/18/2020, cost $576,228) (Energy, Oil, gas & consumable fuels) ♦†>	8,545	0
Magnit PJSC (Acquired 4/29/2013, cost $32,870,257) (Consumer staples, Food & staples retailing) ♦†>	1,476	0
MMC Norilsk Nickel PJSC (Acquired 6/6/2017, cost $349,985) (Materials, Metals & mining) ♦†>	1,210	0
Mobile TeleSystems PJSC (Acquired 10/9/2020, cost $54,568) (Communication services, Wireless telecommunication services) ♦†>	12,728	0
Novolipetsk Steel PJSC (Acquired 5/7/2020, cost $58,368) (Materials, Metals & mining) ♦†>	28,410	0
Ozon Holdings plc (Acquired 7/8/2021, cost $45,610) (Consumer discretionary, Internet & direct marketing retail) ♦†>	828	0
PhosAgro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $323) (Industrials, Metals & mining) ♦†>	18	0
Phosagro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $50,080) (Materials, Chemicals) ♦†>	2	0
PhosAgro PJSC GDR Reg S Depository Receipt (Acquired 4/8/2021, cost $50,199) (Materials, Chemicals) ♦†>	912	0
Polyus PJSC (Acquired 10/15/2021, cost $135,672) (Materials, Metals & mining) ♦†>	772	0
Rosneft Oil Company PJSC (Acquired 1/31/2020, cost $125,766) (Energy, Oil, gas & consumable fuels) ♦†>	17,010	0
Sberbank of Russia PJSC (Acquired 7/31/2019, cost $713,153) (Financials, Banks) ♦†>	194,870	0
Severstal PJSC (Acquired 7/5/2020, cost $62,518) (Materials, Metals & mining) ♦†>	4,920	0
Tatneft PJSC (Acquired 5/7/2020, cost $171,025) (Energy, Oil, gas & consumable fuels) ♦†>	28,052	0
TCS Group Holding plc (Acquired 3/30/2021, cost $149,438) (Financials, Banks) ♦†>	2,546	0
VTB Bank PJSC (Acquired 7/2/2018, cost $13,240) (Financials, Banks) ♦†>	17,390,000	0
Yandex NV (Acquired 3/30/2021, cost $399,204) (Communication services, Interactive media & services) ♦†>	6,310	0
		0
South Africa: 3.54%
Absa Group Limited (Financials, Banks)	17,307	207,532
African Rainbow Minerals Limited (Materials, Metals & mining)	6,819	114,460
Anglo American Platinum Limited (Materials, Metals & mining)	620	62,666
Anglogold Ashanti Limited (Materials, Metals & mining)	5,819	106,213
Bid Corporation Limited (Consumer staples, Food & staples retailing)	3,334	64,378
Capitec Bank Holdings Limited (Financials, Banks)	958	113,739
Clicks Group Limited (Consumer staples, Food & staples retailing)	1,917	32,728
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  17

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
South Africa: (continued)
Exxaro Resources Limited (Energy, Oil, gas & consumable fuels)	10,051	$ 131,408
FirstRand Limited (Financials, Diversified financial services)	58,045	225,590
Foschini Limited (Consumer discretionary, Specialty retail)	12,403	75,614
Gold Fields Limited (Materials, Metals & mining)	15,698	174,309
Growthpoint Properties Limited (Real estate, Equity REITs)	10,750	8,836
Harmony Gold Mining Company Limited (Materials, Metals & mining)	20,027	72,511
Impala Platinum Holdings Limited (Materials, Metals & mining)	13,185	160,245
Kumba Iron Ore Limited (Materials, Metals & mining)	4,006	113,174
Mr Price Group Limited (Consumer discretionary, Specialty retail)	4,801	46,924
MTN Group Limited (Communication services, Wireless telecommunication services)	23,482	192,427
MultiChoice Group Limited (Communication services, Media)	11,498	79,129
Naspers Limited (Consumer discretionary, Internet & direct marketing retail)	4,723	723,866
Nedbank Group Limited (Financials, Banks)	14,092	186,320
Northam Platinum Holdings Limited (Materials, Metals & mining) †	1,512	17,172
Old Mutual Limited (Financials, Insurance)	25,355	16,287
REINET Investments SCA (Financials, Capital markets)	7,501	132,420
Remgro Limited (Financials, Diversified financial services)	12,937	106,670
Sasol Limited (Materials, Chemicals)	10,787	187,542
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	11,352	167,097
Sibanye Stillwater Limited (Materials, Metals & mining)	37,020	103,005
SPAR Group Limited (Consumer staples, Food & staples retailing)	13,957	107,580
Standard Bank Group Limited (Financials, Banks)	18,446	194,125
The Bidvest Group Limited (Industrials, Industrial conglomerates)	3,655	49,127
Vodacom Group Limited (Communication services, Wireless telecommunication services)	7,576	55,142
Woolworths Holdings Limited (Consumer discretionary, Multiline retail)	29,962	114,094
		4,142,330
South Korea: 11.86%
Amorepacific Group (Consumer staples, Personal products)	4,079	99,151
BGF Retail Company Limited (Consumer staples, Food & staples retailing)	1,162	182,361
Celltrion Incorporated (Health care, Pharmaceuticals)	950	128,787
Cheil Worldwide Incorporated (Communication services, Media)	6,183	114,681
CJ Cheiljedang Corporation (Consumer staples, Food products)	424	127,887
CJ Corporation (Industrials, Industrial conglomerates)	248	14,574
CJ ENM Company Limited (Communication services, Entertainment)	1,106	71,406
CJ Korea Express Corporation (Industrials, Road & rail) †	1,831	124,228
Coway Company Limited (Consumer discretionary, Household durables)	2,008	88,406
Daelim Industrial Company Limited (Industrials, Construction & engineering)	1	53
See accompanying notes to portfolio of investments

18  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
Dongbu Insurance Company Limited (Financials, Insurance)	3,253	$ 154,621
Doosan Bobcat Incorporated (Industrials, Machinery)	5,900	161,495
E-MART Incorporated (Consumer staples, Food & staples retailing)	1,269	89,764
F&F Holdings Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	315	36,774
Green Cross Corporation (Health care, Biotechnology)	691	68,470
GS Engineering & Construction Corporation (Industrials, Construction & engineering)	1,122	20,293
GS Holdings Corporation (Energy, Oil, gas & consumable fuels)	5,587	207,663
Hana Financial Group Incorporated (Financials, Banks)	5,243	179,321
Hankook Tire Company Limited (Consumer discretionary, Auto components)	1,313	34,292
Hanmi Pharm Company Limited (Health care, Pharmaceuticals)	447	89,372
Hanwha Chem Corporation (Materials, Chemicals) †	312	12,350
Hotel Shilla Company Limited (Consumer discretionary, Specialty retail)	1,015	57,039
Hyundai Glovis Company Limited (Industrials, Air freight & logistics)	1,351	183,275
Hyundai Merchant Marine Company Limited (Industrials, Marine)	5,425	93,495
Hyundai Mobis Company Limited (Consumer discretionary, Auto components)	919	150,421
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	1,997	260,171
Hyundai Steel Company Limited (Materials, Metals & mining)	3,008	78,704
Industrial Bank of Korea (Financials, Banks)	10,306	88,216
Kakao Corporation (Communication services, Interactive media & services)	7,703	337,980
Kakao Games Corporation (Communication services, Entertainment) †	2,924	99,089
Kangwon Land Incorporated (Consumer discretionary, Hotels, restaurants & leisure) †	1,084	20,831
KB Financial Group Incorporated (Financials, Banks)	7,911	314,128
Kia Corporation (Consumer discretionary, Automobiles)	4,668	245,835
Korea Aerospace Industries Limited (Industrials, Aerospace & defense)	2,022	75,092
Korea Investment Holdings Company Limited (Financials, Capital markets)	4,248	188,831
Korea Zinc Company Limited (Materials, Metals & mining)	128	61,881
Korean Air Lines Company Limited (Industrials, Airlines) †	2,337	45,849
Krafton Incorporated (Communication services, Entertainment) †	247	43,474
KT&G Corporation (Consumer staples, Tobacco)	2,097	159,118
Kumho Petrochemical Company Limited (Materials, Chemicals)	816	93,863
LG Chem Limited (Materials, Chemicals)	596	340,216
LG Corporation (Industrials, Industrial conglomerates)	1,203	77,582
LG Display Company Limited (Information technology, Electronic equipment, instruments & components)	1,501	16,751
LG Electronics Incorporated (Consumer discretionary, Household durables)	1,825	137,714
LG Innotek Company Limited (Information technology, Electronic equipment, instruments & components)	1,059	255,322
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  19

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
LG Uplus Corporation (Communication services, Diversified telecommunication services)	2,977	$ 27,520
Lotte Shopping Company Limited (Consumer discretionary, Multiline retail)	1,552	100,871
Meritz Financial Group Incorporated (Financials, Diversified financial services)	10,716	312,214
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	10,430	368,630
Meritz Securities Company Limited (Financials, Capital markets)	5,149	23,161
Mirae Asset Daewoo Company Limited (Financials, Capital markets)	25,091	128,058
Naver Corporation (Communication services, Interactive media & services)	2,105	305,990
NCSoft Corporation (Communication services, Entertainment)	359	130,050
NH Investment & Securities Company Limited (Financials, Capital markets)	15,109	111,512
Orion Corporation of Republic of Korea (Consumer staples, Food products)	122	10,955
Pan Ocean Company Limited (Industrials, Marine)	1,727	7,184
Pearl Abyss Corporation (Communication services, Entertainment) †	281	9,464
POSCO (Materials, Metals & mining)	1,218	278,800
S1 Corporation Incorporated (Industrials, Commercial services & supplies)	603	29,494
Samsung Biologics Company Limited (Health care, Life sciences tools & services) 144A†	130	88,418
Samsung C&T Corporation (Industrials, Industrial conglomerates)	383	35,928
Samsung Electro-Mechanics Company Limited (Information technology, Electronic equipment, instruments & components)	1,439	157,524
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	81,021	3,892,974
Samsung Engineering Company Limited (Industrials, Construction & engineering) †	582	11,003
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	413	64,825
Samsung SDI Company Limited (Information technology, Electronic equipment, instruments & components)	462	260,812
Samsung SDS Company Limited (Information technology, Software)	586	57,259
Samsung Securities Company Limited (Financials, Capital markets)	2,997	81,105
SD Biosensor Incorporated (Health care, Health care equipment & supplies)	11,378	287,861
Seegene Incorporated (Health care, Biotechnology)	12,547	293,695
Shinhan Financial Group Company Limited (Financials, Banks)	8,320	241,198
SK Bioscience Company Limited (Health care, Biotechnology) †	2,257	144,363
SK Company Limited (Industrials, Industrial conglomerates)	147	24,811
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	9,834	649,044
SK Square Company Limited (Information technology, Semiconductors & semiconductor equipment) †	1,800	52,151
See accompanying notes to portfolio of investments

20  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
South Korea: (continued)
SK Telecom Company Limited (Communication services, Wireless telecommunication services)	1	$ 38
SKC Company Limited (Materials, Chemicals)	178	15,439
S-Oil Corporation (Energy, Oil, gas & consumable fuels)	509	33,700
Soulbrain Company Limited (Materials, Chemicals)	1	21
Woori Financial Group Incorporated (Financials, Banks)	22,804	227,811
		13,894,709
Taiwan: 14.61%
Accton Technology Corporation (Information technology, Communications equipment)	16,000	142,372
Acer Incorporated (Information technology, Technology hardware, storage & peripherals)	136,000	109,148
ASE Technology Holding Company Limited (Information technology, Semiconductors & semiconductor equipment)	78,000	249,463
Asia Cement Corporation (Materials, Construction materials)	48,500	65,170
ASMedia Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	4,000	98,298
Asustek Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	11,000	95,613
AU Optronics Corporation (Industrials, Machinery)	107,000	56,448
Catcher Technology Company Limited (Information technology, Technology hardware, storage & peripherals)	12,000	71,580
Cathay Financial Holding Company (Financials, Insurance)	34,000	48,384
Chailease Holding Company Limited (Financials, Diversified financial services)	5,814	38,375
Cheng Shin Rubber Industry Company Limited (Consumer discretionary, Auto components)	34,000	38,742
China Airlines (Industrials, Airlines)	316,000	188,563
China Development Financial Holding Corporation (Financials, Insurance)	386,000	168,524
China Steel Corporation (Materials, Metals & mining)	113,000	107,269
Chunghwa Telecom Company Limited (Communication services, Diversified telecommunication services)	74,000	272,387
Compal Electronic Incorporated (Information technology, Technology hardware, storage & peripherals)	194,000	136,614
CTBC Financial Holding Company Limited (Financials, Banks)	381,000	286,206
Delta Electronics Incorporated (Information technology, Electronic equipment, instruments & components)	30,000	296,661
E INK Holdings Incorporated (Information technology, Electronic equipment, instruments & components)	27,000	161,895
E.SUN Financial Holding Company Limited (Financials, Banks)	177,614	143,496
Eclat Textile Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	5,667	85,149
eMemory Technology Incorporated (Information technology, Semiconductors & semiconductor equipment)	2,000	97,608
Eva Airways Corporation (Industrials, Airlines)	253,000	233,376
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine)	16,800	90,195
Far Eastern New Century Corporation (Industrials, Industrial conglomerates)	63,000	66,680
Far EasTone Telecommunications Company Limited (Communication services, Wireless telecommunication services)	70,000	154,565
Feng Tay Enterprise Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	7,000	42,776
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  21

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
First Financial Holding Company Limited (Financials, Banks)	195,020	$ 166,465
Fubon Financial Holding Company Limited (Financials, Insurance)	87,570	173,933
Giant Manufacturing Company Limited (Consumer discretionary, Leisure products)	24,000	180,327
Hon Hai Precision Industry Company Limited (Information technology, Electronic equipment, instruments & components)	224,400	734,750
Hotai Motor Company Limited (Consumer discretionary, Specialty retail)	2,000	42,435
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	113,134	83,778
Largan Precision Company Limited (Information technology, Electronic equipment, instruments & components)	2,000	150,691
Lite-On Technology Corporation (Information technology, Technology hardware, storage & peripherals)	76,000	162,195
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	27,000	652,423
Mega Financial Holding Company Limited (Financials, Banks)	159,875	166,503
Micro-Star International Company Limited (Information technology, Technology hardware, storage & peripherals)	41,000	165,234
Momo.com Incorporated (Consumer discretionary, Internet & direct marketing retail)	17,000	335,382
Nan Ya Plastics Corporation (Materials, Chemicals)	17,000	42,520
Nan Ya Printed Circuit Board Corporation (Information technology, Electronic equipment, instruments & components)	18,000	161,183
Nanya Technology Corporation (Information technology, Semiconductors & semiconductor equipment)	57,000	106,369
Novatek Microelectronics Corporation Limited (Information technology, Semiconductors & semiconductor equipment)	25,000	244,957
Pegatron Corporation (Information technology, Technology hardware, storage & peripherals)	98,000	197,839
Pharmally International Holding Company Limited (Health care, Pharmaceuticals) ♦†	2,064	0
Pou Chen Corporation (Consumer discretionary, Textiles, apparel & luxury goods)	105,000	110,591
Powerchip Semiconductor Manufacturing Corporation (Information technology, Semiconductors & semiconductor equipment)	68,000	74,571
Quanta Computer Incorporated (Information technology, Technology hardware, storage & peripherals)	66,000	153,829
Realtek Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	10,000	103,959
Ruentex Development Company Limited (Real estate, Real estate management & development)	42,000	63,400
Shin Kong Financial Holding Company Limited (Financials, Insurance)	139,000	40,377
Silergy Corporation (Information technology, Semiconductors & semiconductor equipment)	4,000	60,012
Sinopac Financial Holdings Company Limited (Financials, Banks)	307,094	182,065
Synnex Technology International Corporation (Information technology, Electronic equipment, instruments & components)	125,000	237,704
Taiwan Cement Corporation (Materials, Construction materials)	1	1
See accompanying notes to portfolio of investments

22  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Taiwan: (continued)
Taiwan Cooperative Financial Holdings Company Limited (Financials, Banks)	79,410	$ 68,954
Taiwan Mobile Company Limited (Communication services, Wireless telecommunication services)	20,000	61,949
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	420,000	6,745,137
The Shanghai Commercial & Savings Bank Limited (Financials, Banks)	95,000	156,981
Unimicron Technology Corporation (Information technology, Electronic equipment, instruments & components)	43,000	221,362
Uni-President Enterprises Corporation (Consumer staples, Food products)	55,000	118,047
United Microelectronics Corporation (Information technology, Semiconductors & semiconductor equipment)	193,000	290,722
Vanguard International Semiconductor Corporation (Information technology, Semiconductors & semiconductor equipment)	15,000	40,734
Voltronic Power Technology Corporation (Energy, Electrical equipment)	3,000	170,263
Walsin Lihwa Corporation (Industrials, Electrical equipment)	72,000	110,769
Wan Hai Lines Limited (Industrials, Marine)	4,550	11,392
Win Semiconductors Corporation (Information technology, Semiconductors & semiconductor equipment)	6,000	30,913
Windbond Electronics Corporation (Information technology, Semiconductors & semiconductor equipment)	215,000	150,088
Wiwynn Corporation (Information technology, Technology hardware, storage & peripherals)	3,000	86,574
WPG Holdings Company Limited (Information technology, Electronic equipment, instruments & components)	140,440	221,695
Yang Ming Marine Transport Corporation (Industrials, Marine)	51,000	110,956
Yuanta Financial Holding Company Limited (Financials, Diversified financial services)	856	630
Zhen Ding Technology Holding (Information technology, Electronic equipment, instruments & components)	45,000	176,241
		17,112,457
Thailand: 2.37%
Advanced Info Service PCL (Communication services, Wireless telecommunication services)	29,100	156,407
Asset World Corporation PCL (Consumer discretionary, Hotels, restaurants & leisure)	42,600	7,673
Bangkok Commercial Asset Management PCL NVDR (Financials, Capital markets)	337,300	144,247
Bangkok Dusit Medical Services PCL (Health care, Health care providers & services)	319,000	274,808
Berli Jucker PCL (Consumer staples, Food & staples retailing)	42,000	41,051
Bumrungrad Hospital PCL (Health care, Health care providers & services)	38,800	250,975
Central Retail Corporation PCL (Consumer discretionary, Multiline retail)	53,700	66,011
Charoen Pokphand Foods PCL (Consumer staples, Food products)	63,500	43,084
CP All PCL (Consumer staples, Food & staples retailing)	4,700	8,702
Delta Electronics Thailand PCL (Information technology, Electronic equipment, instruments & components)	2,800	53,872
See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  23

Portfolio of investments—November 30, 2022 (unaudited)

	Shares	Value
Thailand: (continued)
Electricity Genera PCL (Utilities, Independent power & renewable electricity producers)	27,200	$ 132,808
Energy Absolute PCL (Utilities, Independent power & renewable electricity producers)	26,200	72,152
Home Product Center PCL (Consumer discretionary, Specialty retail)	252,000	105,726
Indorama Ventures PCL (Materials, Chemicals)	70,200	85,109
Intouch Holdings PCL (Communication services, Wireless telecommunication services)	40,800	85,793
JMT Network Services (Financials, Consumer finance)	20,700	39,616
Kasikornbank PCL - Non-voting (Financials, Banks)	29,300	120,734
Krung Thai Bank PCL (Financials, Banks)	448,000	224,822
Krungthai Card PCL (Financials, Consumer finance)	63,300	106,142
Land & Houses PCL (Real estate, Real estate management & development)	594,700	162,395
Minor International PCL (Consumer discretionary, Hotels, restaurants & leisure) †	70,300	61,886
Osotspa PCL (Consumer staples, Beverages)	145,100	116,805
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	23,800	126,902
PTT Oil & Retail Business PCL (Consumer discretionary, Specialty retail)	62,300	43,218
PTT PCL (Energy, Oil, gas & consumable fuels)	2,300	2,176
Ratchaburi Electricity Generating Holding PCL (Utilities, Independent power & renewable electricity producers)	54,900	64,044
Srisawad Power 1979 PCL (Financials, Diversified financial services)	74,800	97,062
Thai Oil PCL (Energy, Oil, gas & consumable fuels)	10,700	16,912
Thai Union Group PCL (Consumer staples, Food products)	85,400	41,489
The Siam Cement PCL (Materials, Construction materials)	3,100	29,642
		2,782,263
Turkey: 0.73%
Akbank TAS (Financials, Banks)	175,800	163,274
Bim Birlesik Magazalar AS (Consumer staples, Food & staples retailing)	13,239	96,002
Ford Otomotiv Sanayi AS (Consumer discretionary, Automobiles)	971	23,182
Haci Omer Sabanci Holding AS (Financials, Diversified financial services)	92,119	209,520
Turk Hava Yollari Anonim Ortakligi AS (Industrials, Industrial conglomerates) †	12,379	80,069
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial conglomerates)	38,525	81,254
Turkcell Iletisim Hizmetleri AS (Communication services, Wireless telecommunication services)	35,998	65,737
Turkiye Is Bankasi Class C AS (Financials, Banks)	241,905	136,140
		855,178
Total Common stocks (Cost $113,444,843)		110,967,821

See accompanying notes to portfolio of investments

24  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Portfolio of investments—November 30, 2022 (unaudited)

	Dividend yield	Shares	Value
Preferred stocks: 3.14%
Brazil: 1.99%
Banco Bradesco SA (Financials, Banks)	1.71%	100,494	$ 301,713
Braskem SA Class A (Materials, Chemicals)	31.65	31,500	170,813
Centrais Elétricas Brasileiras SA-Eletrobras Class B (Utilities, Electric utilities)	3.48	18,200	172,133
Companhia Energetica de Minas Gerais SA (Utilities, Electric utilities)	1.49	102,387	226,503
Gerdau SA (Materials, Metals & mining)	31.25	35,400	215,360
Itau Unibanco Holding SA (Financials, Banks)	3.85	91,770	459,792
Itaúsa SA (Financials, Banks)	14.48	145,545	249,056
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	50.96	103,300	530,698
			2,326,068
Chile: 0.27%
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	4.30	3,210	320,118
Colombia: 0.15%
Bancolombia SA (Financials, Banks)	8.81	26,527	175,766
South Korea: 0.73%
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	6.52	405	25,994
Hyundai Motor Company Limited (Consumer discretionary, Automobiles)	6.70	640	40,341
LG Chem Limited (Materials, Chemicals)	3.94	204	52,541
LG Household & Health Care Limited (Consumer staples, Personal products)	4.75	504	107,793
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	0.71	14,652	630,060
			856,729
Total Preferred stocks (Cost $3,774,363)			3,678,681

	Expiration date
Rights: 0.00%
Thailand: 0.00%
Thai Union Group PCL (Industrials, Food products) ♦†	11-24-2022	2,421	0
Total Rights (Cost $0)			0

		Yield
Short-term investments: 1.78%
Investment companies: 1.78%
Allspring Government Money Market Fund Select Class ♠∞		3.60	2,080,198	2,080,198
Total Short-term investments (Cost $2,080,198)				2,080,198
Total investments in securities (Cost $119,299,404)	99.64%			116,726,700
Other assets and liabilities, net	0.36			426,440
Total net assets	100.00%			$117,153,140

See accompanying notes to portfolio of investments

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  25

Portfolio of investments—November 30, 2022 (unaudited)
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with Allspring Funds Management's valuation procedures, as the Board-designated valuation designee.
>	Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $0 (original aggregate cost of $37,996,066), representing 0.00% of its net assets as of period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,681,400	$77,763,709	$(78,364,911)	$0	$0	$2,080,198	2,080,198	$52,705
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	59	12-16-2022	$2,525,549	$2,898,375	$372,826	$0
See accompanying notes to portfolio of investments

26  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  27

Notes to portfolio of investments—November 30, 2022 (unaudited)

Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28  |  Allspring Factor Enhanced Emerging Markets Equity Portfolio

Notes to portfolio of investments—November 30, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$4,317,303	$0	$0	$4,317,303
Chile	509,490	30,427	0	539,917
China	1,011,977	33,609,215	0	34,621,192
Colombia	170,240	0	0	170,240
Czech Republic	71,511	149,023	0	220,534
Egypt	85,718	0	0	85,718
Greece	0	851,955	0	851,955
Hong Kong	0	1,880,928	0	1,880,928
Hungary	0	270,254	0	270,254
India	0	16,446,426	0	16,446,426
Indonesia	0	2,462,285	0	2,462,285
Kuwait	0	1,466,487	0	1,466,487
Malaysia	127,883	2,725,765	0	2,853,648
Mexico	2,902,195	0	0	2,902,195
Peru	352,403	0	0	352,403
Philippines	10,834	1,526,447	0	1,537,281
Poland	0	1,202,118	0	1,202,118
Russia	0	0	0	0
South Africa	978,700	3,163,630	0	4,142,330
South Korea	0	13,894,709	0	13,894,709
Taiwan	0	17,112,457	0	17,112,457
Thailand	0	2,782,263	0	2,782,263
Turkey	163,274	691,904	0	855,178
Preferred stocks
Brazil	2,326,068	0	0	2,326,068
Chile	0	320,118	0	320,118
Colombia	175,766	0	0	175,766
South Korea	0	856,729	0	856,729
Rights
Thailand	0	0	0	0
Short-term investments
Investment companies	2,080,198	0	0	2,080,198
	15,283,560	101,443,140	0	116,726,700
Futures contracts	372,826	0	0	372,826
Total assets	$15,656,386	$101,443,140	$0	$117,099,526
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2022, $490,001 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2022, the Portfolio did not have any transfers into/out of Level 3.

Allspring Factor Enhanced Emerging Markets Equity Portfolio  |  29